Stock - Activity in the RSU's outstanding under the various Employees' Stock Incentive Master Scheme (Detail) - Restricted Stock Units (RSUs) [Member] - ₨ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Restricted Stock Shares Activity [Line Items]
Weighted average fair value of RSUs granted during the year	₨ 1	₨ 1
Employee Stock Incentive Master Scheme Two Thousand And Twenty Two [Member]
Schedule of Restricted Stock Shares Activity [Line Items]
RSUs outstanding, beginning of period	29,770,856	23,443,608	5,782,000
Granted	12,103,168	12,509,150	18,708,448
Exercised	(8,382,710)	(4,711,930)	(633,240)
Forfeited	(1,417,772)	(1,367,662)	(407,000)
Lapsed	(353,842)	(102,310)	(6,600)
RSUs outstanding, end of period	31,719,700	29,770,856	23,443,608
RSUs exercisable, end of period	2,886,168	2,414,396	752,140
RSUs outstanding, beginning of period	₨ 1	₨ 1	₨ 1
Granted	1	1	1
Exercised	1	1	1
Forfeited	1	1	1
Lapsed	1	1	1
RSUs outstanding, end of period	1	1	1
RSUs exercisable, end of period	1	1	1
Weighted average fair value of RSUs granted during the year	₨ 952.26	₨ 862.34	₨ 782.72